Condensed Statements of Income Parent Company Only (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income:
Total	[1]	¥ 3,258,900	¥ 2,505,600	¥ 2,862,800
Expenses:
Interest expense		411,982	401,565	412,851
Equity in undistributed net income of subsidiaries		17,502	27,975	(2,192)
Income tax expense		437,420	226,108	4,024
Net income attributable to MHFG shareholders		803,048	498,484	875,412
Parent Company
Income:
Management fees from subsidiaries		32,163	31,146	28,835
Other income		38,107	33,894	34,668
Total		414,938	350,170	296,559
Expenses:
Operating expenses		26,855	22,592	21,075
Interest expense		8,937	14,608	15,870
Other expense		2,693	5,724	1,207
Total		38,485	42,924	38,152
Equity in undistributed net income of subsidiaries		427,037	191,865	617,565
Income before income tax expense		803,490	499,111	875,972
Income tax expense		442	627	560
Net income attributable to MHFG shareholders		803,048	498,484	875,412
Parent Company | Banking Subsidiary
Income:
Dividends from subsidiaries and affiliated companies		316,035	282,022	231,301
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Dividends from subsidiaries and affiliated companies		¥ 28,633	¥ 3,108	¥ 1,755

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.